SHAREHOLDERS' EQUITY (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2016
Class of Warrant or Right [Line Items]
Expected dividends:	0.00%
Expected term in years	1 year
Maximum [Member]
Class of Warrant or Right [Line Items]
Expected volatility:	156.00%
Risk free interest rate:	0.62%
Minimum [Member]
Class of Warrant or Right [Line Items]
Expected volatility:	153.00%
Risk free interest rate:	0.56%